N-2 - USD ($)				3 Months Ended
		Feb. 21, 2025	Jan. 31, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001222719
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Calamos Convertible and High Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load ( as a percentage of offering price )	1.00	%(1)
Offering Expenses Borne by the Fund ( as a percentage of offering price )	—	%(2)
Dividend Reinvestment Plan Fees (per sales transaction fee)(3)	$15.00

(1) Represents the estimated commission with respect to the Fund's common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund's common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of the Fund's common shares under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth under "Capitalization" above. In addition, the price per share of any such sale may be greater or less than the price set forth under "Capitalization" above, depending on the market price of the Fund's common shares at the time of any such sale.

(2)  Calamos will pay the expenses of the offering (other than the applicable commissions). However, Calamos may request reimbursement from the Fund of previously paid offering expenses of $102,500 per $8,500,000 in share sales, with total reimbursements not to exceed the lower of $205,00 or the actual expenses paid. The arrangement is hereinafter referred to as the "reimbursement provision." As of the date of this prospectus supplement and the accompanying prospectus, Calamos will pay all of the expenses associated with the offering (other than the applicable commissions). If the reimbursement provision is triggered in the future, such expenses that will be borne by Fund shareholders will be set forth in the "Shareholder Transaction Expenses" table above.

(3) Shareholders will pay a $15.00 transaction fee plus a $0.02 per share brokerage charge if they direct Computershare Shareowner Services LLC (the “Plan Agent”) to sell common shares held in an account of the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). In addition, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold. See “Dividends and Distributions on Common Shares; Automatic Dividend Reinvestment Plan” on page 74 of the accompanying prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Average Net Assets Attributable to Common Shareholders
Management Fee(4)	1.27%
Interest Payments on Borrowed Funds(5)	2.19%
Preferred Stock Dividend Payments(6)	0.71%
Other Expenses(7)	0.09%
Total Annual Expenses	4.26%

(4) The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 0.80% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.27% of the Fund’s average weekly net assets as of January 31, 2025 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).

(5) Reflects interest expense paid on $276 million in average borrowings under the Fund’s Amended and Restated Liquidity Agreement with State Street Bank and Trust Company, plus $65 million in additional average structural leverage related to certain securities lending programs, as described in the accompanying prospectus under “Leverage.”

(6) Reflects estimated dividend expense on $145 million aggregate liquidation preference of mandatory redeemable preferred shares (“MRP Shares”) outstanding. See “Prospectus Summary - Use of Leverage by the Fund” and “Leverage” in the accompanying prospectus for additional information.

(7) “Other Expenses” are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[4]	1.27%
Interest Expenses on Borrowings [Percent]	[5]	2.19%
Dividend Expenses on Preferred Shares [Percent]	[6]	0.71%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.09%
Total Annual Expenses [Percent]		4.26%
Expense Example [Table Text Block]

Example:

The following example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares (including an assumed total sales load or commission of 1.00%), assuming (1) total annual expenses of 4.26% of net assets attributable to common shareholders; (2) a 5% annual gross return; and (3) all distributions are reinvested at net asset value:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Paid by Common Shareholders(8)	$52	$138	$225	$448

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. Moreover, our actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(8) The example includes sales load and estimated offering costs.

Expense Example, Year 01	[8]	$ 52
Expense Example, Years 1 to 3	[8]	138
Expense Example, Years 1 to 5	[8]	225
Expense Example, Years 1 to 10	[8]	$ 448
Purpose of Fee Table , Note [Text Block]

The following table and example contain information about the costs and expenses that common shareholders will bear directly or indirectly. In accordance with Commission requirements, the table below shows our expenses, including interest payments on borrowed funds and preferred stock dividend payments, as a percentage of our average net assets as of January 31, 2025, and not as a percentage of gross assets or managed assets.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

The following table sets forth for each of the periods indicated the high and low closing market prices for our common shares on the Nasdaq, the NAV per share and the premium or discount to NAV per share at which our common shares were trading. NAV is shown for the last business day of each quarter. See “Net Asset Value” on page 72 of the accompanying prospectus for information as to the determination of our NAV.

	Market Price(1)		Net Asset Value at Quarter	Premium/ (Discount) to Net Asset Value(3)
Quarter Ended	High	Low	End(2)	High	Low
January 31, 2025	$12.56	$11.17	$10.84	16.52%	3.80%
October 31, 2024	$12.31	$11.13	$10.63	14.21%	8.83%
July 31, 2024	$11.48	$11.02	$10.52	9.24%	5.21%
April 30, 2024	$12.14	$10.86	$10.30	14.45%	5.44%
January 31, 2024	$11.94	$10.85	$10.57	19.56%	5.45%
October 31, 2023	$11.64	$10.79	$9.49	15.01%	3.65%
July 31, 2023	$11.56	$10.03	$11.09	4.51%	-3.00%
April 30, 2023	$12.77	$10.58	$10.50	14.88%	-0.28%
January 31, 2023	$12.38	$10.55	$11.19	10.73%	0.38%
October 31, 2022	$13.38	$10.09	$10.81	10.88%	-3.54%

Source: Fund Accounting Records.

(1) Based on high and low closing market price per share during the respective quarter and does not reflect commissions.

(2) Based on the NAV calculated on the close of business on the last business day of each calendar quarter.

(3) Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.

Lowest Price or Bid	[9]			$ 11.17	$ 11.13	$ 11.02	$ 10.86	$ 10.85	$ 10.79	$ 10.03	$ 10.58	$ 10.55	$ 10.09
Highest Price or Bid	[9]			$ 12.56	$ 12.31	$ 11.48	$ 12.14	$ 11.94	$ 11.64	$ 11.56	$ 12.77	$ 12.38	$ 13.38
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			16.52%	14.21%	9.24%	14.45%	19.56%	15.01%	4.51%	14.88%	10.73%	10.88%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			3.80%	8.83%	5.21%	5.44%	5.45%	3.65%	(3.00%)	(0.28%)	0.38%	(3.54%)
Share Price			$ 11.42	$ 11.42
NAV Per Share	[11]		$ 10.84	$ 10.84	$ 10.63	$ 10.52	$ 10.3	$ 10.57	$ 9.49	$ 11.09	$ 10.5	$ 11.19	$ 10.81
Latest Premium (Discount) to NAV [Percent]	[11]		5.35%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about our outstanding securities as of January 31, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	77,964,986
MRPS-Series C	1,480,000	0	1,480,000
MRPS-Series D	1,400,000	0	1,400,000
MRPS-Series E	1,460,000	0	1,460,000
MRPS-Series G	1,440,000	0	1,440,000

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			77,964,986
MRPS-Series C [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series C
Outstanding Security, Authorized [Shares]			1,480,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,480,000
MRPS-Series D [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series D
Outstanding Security, Authorized [Shares]			1,400,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,400,000
MRPS-Series E [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series E
Outstanding Security, Authorized [Shares]			1,460,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,460,000
MRPS-Series G [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series G
Outstanding Security, Authorized [Shares]			1,440,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,440,000

[1]	Represents the estimated commission with respect to the Fund's common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund's common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of the Fund's common shares under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth under "Capitalization" above. In addition, the price per share of any such sale may be greater or less than the price set forth under "Capitalization" above, depending on the market price of the Fund's common shares at the time of any such sale.
[2]	Shareholders will pay a $15.00 transaction fee plus a $0.02 per share brokerage charge if they direct Computershare Shareowner Services LLC (the “Plan Agent”) to sell common shares held in an account of the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). In addition, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold. See “Dividends and Distributions on Common Shares; Automatic Dividend Reinvestment Plan” on page 74 of the accompanying prospectus.
[3]	Calamos will pay the expenses of the offering (other than the applicable commissions). However, Calamos may request reimbursement from the Fund of previously paid offering expenses of $102,500 per $8,500,000 in share sales, with total reimbursements not to exceed the lower of $205,00 or the actual expenses paid. The arrangement is hereinafter referred to as the "reimbursement provision." As of the date of this prospectus supplement and the accompanying prospectus, Calamos will pay all of the expenses associated with the offering (other than the applicable commissions). If the reimbursement provision is triggered in the future, such expenses that will be borne by Fund shareholders will be set forth in the "Shareholder Transaction Expenses" table above.
[4]	The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 0.80% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.27% of the Fund’s average weekly net assets as of January 31, 2025 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).
[5]	Reflects interest expense paid on $276 million in average borrowings under the Fund’s Amended and Restated Liquidity Agreement with State Street Bank and Trust Company, plus $65 million in additional average structural leverage related to certain securities lending programs, as described in the accompanying prospectus under “Leverage.”
[6]	Reflects estimated dividend expense on $145 million aggregate liquidation preference of mandatory redeemable preferred shares (“MRP Shares”) outstanding. See “Prospectus Summary - Use of Leverage by the Fund” and “Leverage” in the accompanying prospectus for additional information.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	The example includes sales load and estimated offering costs.
[9]	Based on high and low closing market price per share during the respective quarter and does not reflect commissions.
[10]	Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.
[11]	Based on the NAV calculated on the close of business on the last business day of each calendar quarter.